Joint Ventures	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Joint Ventures	Joint Ventures
8.1    Investment in joint ventures accounted for under the equity method of accounting.

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2023	As of December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	19,490	20,793	(6,564)	8,208	6,304
Pavoni & C. Spa	7,870	7,315	396	470	174
Covalent Lithium Pty Ltd.	—	—	107	—	—
Pirra Lithium Pty Ltd.	3,544	—	—	—	—
Total	30,904	28,108	(6,061)	8,678	6,478

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	2,450	674	429	(4,114)	8,882	6,733
Pavoni & C. Spa	139	(210)	(317)	535	260	(143)
Covalent Lithium Pty Ltd. (*)	1,583	90	37	1,690	90	37
Pirra Lithium Pty Ltd.	—	—	—	—	—	—
Total	4,172	554	149	(1,889)	9,232	6,627
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(*)Equity method investments with a negative value are presented under "Other non-current provisions" and total ThUS$ 766.
The following companies were included in the consolidation:

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2023	As of December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (**)	—	14,667	—	5,834	4,582
SQM Vitas Perú S.A.C. (1)	2,488	1,340	(2,302)	2,293	1,645
Total	2,488	16,007	(2,302)	8,127	6,227

	Share on other comprehensive income of joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (**)	—	551	(429)	—	6,385	4,153
SQM Vitas Perú S.A.C. (1)	—	—	—	(2,302)	2,293	1,645
Total	—	551	(429)	(2,302)	8,678	5,798
(**) As of December 31, 2023, the investment in SQM Vitas Brasil Agroindustria was sold.
1.These companies are subsidiaries of:
SQM Vitas Fzco

					Dividends received for the year ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
					ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	—	—	—
Pavoni & C. Spa	Production of specialty fertilizers and others for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania -CT, Sicilia	Italy	50%	—	—	—
Covalent Lithium Pty Ltd.	Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	—	—	—
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	—	—	—
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	—	—	—
Pirra Lithium Pty Ltd.	Exploration and development of lithium assets..	Suite 12, 11 Ventnor Avenue, West Perth, WA 6605.	Australia	37.5%	—	—	—
Total					—	—	—
8.2    Assets, liabilities, revenue and expenses from joint ventures
The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not the Company's share of those amounts.

	As of December 31, 2023				For the year ended December 31, 2023
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	34,056	—	52	—	—	359	—	359
SQM Vitas Brasil Agroindustria (*)	—	—	—	—	—	—	—	—
SQM Vitas Perú S.A.C. (*)	40,327	8,954	36,898	220	53,477	(4,603)	—	(4,603)
Pavoni & C. Spa (*)	11,879	6,407	8,146	814	21,439	792	115	907
Covalent Lithium Pty Ltd.	6,980	2,602	7,106	4,009	—	215	—	215
Pirra Lithium Pty Ltd.	—	—	—	—	—	—	—	—
Total	93,242	17,963	52,202	5,043	74,916	(3,237)	115	(3,122)

	As of December 31, 2022				For the year ended December 31, 2022
	Assets		Liabilities			Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture	Current	Non-current	Current	Non-current	Revenue
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	9,618	—	49	—	—	165	—	165
SQM Vitas Brasil Agroindustria (*)	73,045	6,111	45,894	—	162,026	11,670	602	12,272
SQM Vitas Perú S.A.C. (*)	59,196	7,285	49,596	117	61,387	4,586	—	4,586
Pavoni & C. Spa (*)	11,516	6,358	8,853	802	18,066	939	(344)	595
Covalent Lithium Pty Ltd.	2,077	3,088	7,062	3,017	—	(2,648)	—	(2,648)
Total	155,452	22,842	111,454	3,936	241,479	14,712	258	14,970

	For the year ended December 31, 2021
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Joint Venture
	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	—	159	—	159
SQM Vitas Brasil Agroindustria (*)	103,335	9,165	(858)	8,307
SQM Vitas Perú S.A.C. (*)	48,128	3,289	—	3,289
Pavoni & C. Spa (*)	19,599	347	(634)	(287)
Covalent Lithium Pty Ltd.	—	(864)	74	(790)
Total	171,062	12,096	(1,418)	10,678

(*) The financial figures figures exclude consolidation adjustments (unrealized gains and losses)

8.3    Other joint venture disclosures

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	28,012	3,866	—	—	—	—
SQM Vitas Brasil Agroindustria	—	3,820	—	9,753	—	—
SQM Vitas Perú S.A.C.	2,318	2,208	—	82	—	117
Pavoni & C. Spa	838	1,088	2,043	4,951	—	—
Covalent Lithium Pty Ltd.	1,865	1,931	—	494	—	—
Total	33,033	12,913	2,043	15,280	—	117

	Depreciation and amortization expense for the year ending		Interest expense for the year ending		Income tax benefit (expense) for the year ending
Joint Venture	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	—	(1)	(1)	—	—
SQM Vitas Brasil Agroindustria	—	(331)	—	(333)	—	(3,164)
SQM Vitas Perú S.A.C.	(513)	(360)	(220)	(298)	2,013	(2,370)
Pavoni & C. Spa	(213)	(183)	(418)	(347)	(392)	(459)
Covalent Lithium Pty Ltd.	(691)	(176)	(16)	(40)	(107)	1,094
Total	(1,417)	(1,050)	(655)	(1,019)	1,514	(4,899)
8.4    Disclosure of interests in joint ventures
a)Transactions in the year 2023
•On December 19, 2023, the joint venture SQM Vitas Fzco sold its 100% interest in SQM Vitas Brasil, generating an effect on the consolidated financial statements of a loss of ThUS$2.6 million. Prior to the sale of Vitas Brasil, Vitas Brasil distributed dividends to SQM Vitas Fzco for ThUS$14,282. Subsequently, in 2024 SQM Vitas Fzco distributed and paid dividends to the Company in the amount of ThUS$12,500.
•During the fourth quarter of 2023, the Company made an investment of ThUS$3,544 in Pirra Lithium Pty Ltd with an equity interest of 37.5%. The Company has the right to nominate a director and anti-dilution rights in terms of its shareholding. In addition, it has the right to nominate a member of the technical committee in charge of exploration plans and budgets.
•On December 19, 2023, the SQM Vitas Fzco joint venture made an agreement with the Company to purchase 50% of the SQM Vitas Peru joint venture, which will be completed during the second quarter of 2024 for approximately US$5 million subject to compliance with certain regulatory requirements.
b)Transactions in the year 2022
•As of December 31, 2022, there are no transactions to disclose.
c)Transactions in the year 2021
•On February 9, 2021, two of the Company’s subsidiaries signed an agreement to terminate a dispute related to sales contracts and interest in the joint venture of Sichuan SQM Migao Chemical Fertilizers Co Ltd. Consequently, the Company received a ThUS$ 11.5 million compensation.
8.5    Joint Operations
In 2017, together with our subsidiary SQM Australia Pty, we entered into an agreement to acquire 50% of the assets of the Mt Holland lithium project in Western Australia. The Mt Holland lithium project is to design, construct and operate a mine, concentrator and refinery to produce lithium hydroxide.
On February 17, 2021, the Board of Directors approved the investment in the Mount Holland lithium project in Western Australia. SQM's share of the project investment is expected to be approximately US$700 million, between 2021 and 2025. The feasibility study confirms an expected initial production capacity of 50,000 metric tons of lithium hydroxide during the second half of 2024.
As of December 31, 2023, a total of US$720.6 million has been contributed to Mt. Holland. Lithium project The revised investment budget for this project considers a pending investment balance of US$124 million.